                              September 29, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn: Filing Desk - Stop 1-4

     Re:  Insured Municipals Income Trust and Investors' Quality Tax-
         Exempt Trust, Multi-Series 102
         File No. 33-28067  CIK#848521

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 9 to the Post-Effective, which was the most recent amendment to the Post-Effective of the Registration Statement, was filed electronically with the Commission on September 24, 1997.

                              Very truly yours,



                              Van Kampen American Capital
                               Distributors, Inc.